Financial Instruments at Fair Value Through Profit or Loss - Outstanding Forward Exchange Contracts Not Designated for Hedge (Detail) - Forward exchange contracts [Member] - EUR [Member]
€ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [Line Items]
Currency	NT$/EUR	NT$/EUR
Maturity Period	2023.03	2022.03
Contract Amount	$ 62	$ 257	€ 2	€ 8